OTHER RECEIVABLES, NET (Details Narrative)	12 Months Ended
Dec. 31, 2024 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Allowance value	$ 83,468
Yiang [Member]
Defined Benefit Plan Disclosure [Line Items]
Payment of refundable deposit	5,806,404
Zhongrun [Member]
Defined Benefit Plan Disclosure [Line Items]
Payment of refundable deposit	$ 83,468